EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) $ in Millions			12 Months Ended
	Jul. 02, 2018	Jan. 23, 2018 gaming_facility	Dec. 31, 2018 USD ($) investment	Dec. 31, 2017 USD ($)	Jul. 03, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Distributions received from equity accounted investments			$ 29	$ 59
Number of investments accounting for using equity method, publicly listed entities | investment			1
Industrial operations
Disclosure Of Associates And Joint Ventures [Line Items]
Distributions received from equity accounted investments			$ 15
Teekay Offshore
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	60.00%
Voting interest	49.00%
Gaming Facilities
Disclosure Of Associates And Joint Ventures [Line Items]
Number of gaming facilities | gaming_facility		3
Minimum period of operating rights		22 years
Teekay Offshore Partners L.P. (Teekay Offshore) | Teekay Offshore
Disclosure Of Associates And Joint Ventures [Line Items]
Percentage of voting equity interests acquired					2.00%
Warrants | Teekay Offshore Partners L.P. (Teekay Offshore)
Disclosure Of Associates And Joint Ventures [Line Items]
Number of instruments or interests issued or issuable					1,000,000